Non-Controlling Interests	12 Months Ended
Jun. 30, 2021
Interests in other entities [Abstract]
Non-Controlling Interests	Non-Controlling Interests

Accounting Policy

Non-controlling interests (“NCI”) are recognized either at fair value or at the NCI’s proportionate share of the acquiree’s net assets, determined on an acquisition-by-acquisition basis. For each acquisition, the excess of total consideration, the fair value of previously held equity interests held prior to obtaining control and the NCI in the acquiree, over the fair value of the identifiable net asset acquired, is recorded as goodwill.

The change in non-controlling interests is as follows:

Total
$
Balance, June 30, 2019	4,410
Change in ownership interest	(2,100)
Share of loss for the period	(26,666)
Balance, June 30, 2020	(24,356)
Change in ownership interest	25,820
Share of loss for the period	(1,464)
Balance, June 30, 2021	—

Aurora Nordic

Aurora Nordic is a company located in Odense, Denmark that is in the business of cultivation, production, distribution and sale of medical cannabis. On September 25, 2020, the Company issued 830,287 shares for the acquisition of the remaining 49% of common shares in Aurora Nordic not previously owned by Aurora. As Aurora previously controlled Aurora Nordic with a 51% ownership interest, the transaction resulted in a change to Aurora’s ownership interest and was accounted for as an equity transaction. The $31.4 million difference between the deficit of $25.8 million attributable to NCI and the $5.6 million fair value of consideration paid was recognized directly in deficit.

Hempco

Hempco was in the business of producing and selling hemp products in Canada. On August 19, 2019, the Company completed the acquisition of the remaining common shares of Hempco not previously owned by Aurora. The Company issued a total of 217,554 shares and reserved 20,217 of shares issuable upon the potential exercise of certain outstanding Hempco stock options. As Aurora previously controlled Hempco with a 51% ownership interest, the transaction resulted in a change to Aurora’s ownership stake and was accounted for as an equity transaction. The $18.3 million difference between the $2.1 million in NCI interest and the $20.4 million fair value of consideration paid was recognized directly in deficit. Prior to the acquisition of the remaining ownership interest, Hempco was listed on the TSXV.